Information about subsidiaries (Tables)	12 Months Ended
Jun. 30, 2018
Information About Subsidiaries
Schedule of subsidiaries

The subsidiaries are shown by percentage of participation held by the Group:

			06.30.18		06.30.17
Name of the entity	Place of business / Country of incorporation	Main activity	% of ownership interest held	% of ownership interest held by non-controlling interests	% of ownership interest held	% of ownership interest held by non-controlling interests

Fibesa S.A.	Argentina	Mandatary	100.00%	-	100.00%	-
Centro de Entretenimientos La Plata S.A.	Argentina	Real estate	100.00%	-	-	-
Torodur S.A.	Uruguay	Investment	100.00%	-	100.00%	-
Shopping Neuquén S.A.	Argentina	Real estate	99.95%	0.05%	99.92%	0.08%
Arcos del Gourmet S.A.	Argentina	Real estate	90.00%	10.00%	90.00%	10.00%
Panamerican Mall S.A.	Argentina	Real estate	80.00%	20.00%	80.00%	20.00%
Entertainment Holdings S.A.	Argentina	Investment	70.00%	30.00%	70.00%	30.00%
Emprendimiento Recoleta S.A.	Argentina	Real estate	53.68%	46.32%	53.68%	46.32%

Schedule of financial information of subsidiaries

Below is the summarized financial information of subsidiaries with material non-controlling interests which are considered significant for the Group, presented before intercompany eliminations.

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held by non-controlling interests	Book value of non-controlling interest	% of ownership interest held by controlling interests	Book amount
06.30.18	684,125	8,651,271	399,058	2,874,630	6,061,708	20%	1,211,783	80%	4,847,130
06.30.17	424,643	5,136,295	228,464	1,659,926	3,672,548	20%	734,510	80%	2,938,038

	Revenues	Comprehensive income for the year	Cash from operating activities	Cash from investing activities	Cash from financing activities	Net increase in cash and cash equivalents	Dividends paid to non-controlling interest
06.30.18	649,681	2,571,160	300,458	(712,855)	446,230	33,833	36,400
06.30.17	545,783	423,749	(4,917)	215,148	(153,121)	57,110	42,598